CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (9,104,000)	$ (25,429,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Deferred income tax provision	92,000	92,000
Changes in operating assets and liabilities:
Net cash used in operating activities	164,000	(1,810,000)
Cash Flows from Investing Activities:
Net cash used in investing activities	(3,472,000)	(1,809,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities	(1,094,000)	3,205,000
Net Change in Cash	(4,574,000)	(506,000)
Cash - Beginning	15,506,000	31,525,000
Cash - Ending	10,932,000	31,019,000
ITHAX ACQUISITION CORP.
Cash Flows from Operating Activities:
Net (loss) income	(4,422,388)	2,096,751
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Income earned on marketable securities held in Trust Account	(336,436)	(49,114)
Unrealized gain on marketable securities held in Trust Account		(949)
Change in fair value of warrant liabilities	(3,103,125)	(2,979,000)
IPO transaction costs allocated to warrant liabilities		675,351
Changes in operating assets and liabilities:
Prepaid expenses	(10,958)	(208,960)
Accrued expenses	471,424	5,620
Accrued offering costs		(15,000)
Deferred fees	7,032,982
Net cash used in operating activities	(368,501)	(475,301)
Cash Flows from Investing Activities:
Investment of cash into trust Account		(241,500,000)
Net cash used in investing activities		(241,500,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of underwriting discounts paid		236,250,000
Proceeds from sale of Private Placements Units		6,750,000
Proceeds from promissory note - related party		44,708
Repayment of convertible promissory note - related party		(88,264)
Payment of offering costs		(253,314)
Net cash provided by financing activities		242,703,130
Net Change in Cash	(368,501)	727,829
Cash - Beginning	525,204	1,000
Cash - Ending	156,703	728,829
Non-cash investing and financing activities:
Offering costs included in accrued offering costs		17,966
Subsequent measurement of Class A ordinary shares to redemption amount	336,436	25,165,598
Deferred underwriting fee payable	$ 9,082,500	9,082,500
Initial classification of warrant liabilities		$ 11,422,875